Condensed Interim Consolidated Statements of Changes in Shareholders' Equity (Unaudited) (Parenthetical)	Jun. 30, 2023 shares
Statement of changes in equity [abstract]
Exchange ratio for RTO	1.054
Number of shares	135,730,527